Activities of Orange Bank - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Operating leases commitments	€ 730
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financing commitments	421	€ 444	€ 465
Guarantee commitments	8	12	17
On behalf of banks	4	8	9
On behalf of customers	4	4	8
Operating leases commitments	23
Operating leases commitments		37	31
Total	€ 452	€ 493	€ 513